UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Lohrey

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005

Item 1.	Report to Stockholders.

Semi-Annual Report

Cookson Peirce Core Equity Fund

November 30, 2005

Investment Advisor

Cookson, Peirce & Co., Inc.

555 Grant Street

Suite 380

Pittsburgh, PA 15219

Phone: 1-866-412-CORE (2673)

Cookson Peirce Core Equity Fund

Semi-Annual Report

Dear Shareholder:

Cookson, Peirce & Co., Inc. welcomes you to the Cookson Peirce Core Equity Fund with our initial semi-annual report. Cookson Peirce is extremely pleased with the accomplishments of the Fund thus far. The Fund has performed well since inception (8/3/05) and has marked several other milestones along the way. Since inception the Fund has gained 5.60% which far outpaces the S&P 500 Index return of 1.04% over the same time period.

Through November 30, 2005, the Fund has taken positions in 40 securities, with the top five holdings accounting for 23% of the overall investment allocation. A near daily inflow of investment capital has allowed Cookson Peirce to build the portfolio incrementally. Cookson Peirce has utilized the capital inflows to take advantage of short-term sell-offs within its core holdings by allocating resources when advantageous pricing scenarios exist. Cookson Peirce expects this practice to continue as capital flows into the Fund.

McDermott International Inc., W.R. Berkley Corp. and Burlington Northern Santa Fe Corp. are the top performing investments since inception. McDermott’s performance was buoyed by the favorable settlement of a legacy asbestos lawsuit and strong demand for its engineering services. These factors, among others, combined to produce a tripling of its third-quarter profits. W.R. Berkley’s reputation for solid underwriting skills has solidified a competitive advantage over its peers in the property and casualty industry, prompting strong gains for the security. Burlington Northern has been the beneficiary of sky-high natural gas prices causing demand for coal, a natural gas substitute, to soar.

Cookson Peirce dedicated the largest portion, 14%, of the Fund’s resources to the Healthcare Providers and Services sector. The Fund invested in six securities from this industry; with Aetna Inc. being both the largest and best performing security in the group.

Cookson Peirce has sold some of the Fund’s investments due to either substandard performance or changing market dynamics. Two sales of note were Toll Brothers, Incorporated and Pulte Homes. Both of these firms operate in the Home Building segment of the market which Cookson Peirce believes to have reached the peak of its business cycle. The Fund was rather late entering these securities and the subsequent performance of the investments was lackluster, prompting Cookson Peirce to exit the securities. Cookson Peirce expects turnover to approach 100% per year with the majority of initial sales resulting in short-term losses.

Looking ahead, Cookson Peirce sees a robust domestic economy combined with an array of fiscally sound businesses providing an enticing investment environment. While investment gains may not be as broad based as those at the close of the last bull market, there appears to be a widening array of firms whose investment prospects appear healthy. Cookson Peirce feels confident that it is properly positioned to take advantage of these opportunities while at the same time limiting downside risk through proper portfolio construction. Cookson Peirce believes that potential investment opportunities exist within the Railroad, Aerospace and Financial Services sectors, among others. A dramatic shift in leadership could cause performance to lag. However, Cookson Peirce is confident that the current macroeconomic environment mitigates this risk.

We appreciate your support of the Cookson Peirce Core Equity Fund and look forward to a rewarding relationship.

Sincerely,

Bruce W. Miller

Senior Portfolio Manager, Executive Vice President and Director

Cory S. Krebs

Portfolio Manager, Assistant Vice President

Past Performance is not a guarantee of future results.

Opinions expressed above are those of Cookson Peirce and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Fund holdings are subject to change and are not recommendations to buy or sell any security. Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced.

COOKSON PEIRCE CORE EQUITY FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/3/05 – 11/30/05).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs

COOKSON PEIRCE CORE EQUITY FUND

of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Cookson Peirce Core Equity Fund
	Beginning Account Value 8/3/05	Ending Account Value 11/30/05	Expenses Paid During Period 8/3/05 –11/30/05*
Actual	$1,000.00	$1,056.00	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,009.70	$6.50
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 118/365 to reflect the period since commencement of operations.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund is managed by using an approach that imposes no limits or restrictions on market capitalization of its investments. The Fund's investment strategy focuses on individual stock selection taking into consideration the stock's industry group. Using quantitative measures established by the Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities. The Fund's sector breakdown at November 30, 2005 is shown below.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (Continued)

(Unaudited)

Total Returns as of November 30, 2005

	Cookson Peirce Core Equity Fund	S&P 500 Index
Three Months	5.28%	2.89%

Cumulative Since Inception (8/3/05)	5.60%	1.04%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-412-CORE (2673). The Fund imposes a 1% redemption fee on shares held less than six months.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index. Sector allocations are subject to change.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (Continued)

(Unaudited)

*	Inception Date

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments

November 30, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS 100.28%

Aerospace & Defense 9.11%
General Dynamics Corp.	1,000	$114,300
Precision Castparts Corp.	4,000	203,960
Rockwell Collins, Inc.	2,700	123,390

		441,650

Capital Markets 5.70%
E*Trade Financial Corp.(a)	5,310	103,651
The Goldman Sachs Group, Inc.	1,340	172,806

		276,457

Chemicals 2.27%
Monsanto Co.	1,500	109,905

Construction & Engineering 7.14%
Jacobs Engineering Group Inc.(a)	1,270	82,512
McDermott International, Inc.(a)	6,300	263,718

		346,230

Construction Materials 1.67%
Martin Marietta Materials, Inc.	1,080	81,119

Diversified Financial Services 2.36%
Moody’s Corp.	1,900	114,285

Electronic Equipment & Instruments 2.79%
Agilent Technologies, Inc.(a)	3,800	135,508

Energy Equipment & Services 2.15%
Parker Drilling Co.(a)	11,000	104,280

Food & Staples Retailing 2.60%
Longs Drug Stores Corp.	620	26,431
Whole Foods Market, Inc.	675	99,414

		125,845

Gas Utilities 2.63%
Questar Corp.	1,710	127,498

Health Care Equipment & Supplies 6.37%
Millipore Corp.(a)	1,750	111,755
Respironics, Inc.(a)	2,990	115,653
Varian Medical Systems, Inc.(a)	1,600	81,312

		308,720

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments (Continued)

November 30, 2005

(Unaudited)

	Shares	Value
Health Care Providers & Services 14.23%
Aetna Inc.	2,380	$220,126
CIGNA Corp.	710	79,889
Coventry Health Care, Inc.(a)	3,345	199,262
Humana Inc.(a)	690	31,623
McKesson Corp.	1,480	74,444
WellPoint, Inc.(a)	1,100	84,513

		689,857

Household Durables 0.53%
KB HOME	370	25,815

Insurance 8.09%
Manulife Financial Corp.	3,940	226,668
W.R. Berkley Corp.	3,550	165,501

		392,169

IT Services 3.43%
DST Systems, Inc.(a)	2,800	166,516

Machinery 8.14%
Caterpillar Inc.	1,590	91,870
Cummins Inc.	1,800	160,200
Harsco Corp.	2,150	142,868

		394,938

Metals & Mining 10.19%
Freeport-McMoRan Copper & Gold, Inc. - Class B	3,990	207,919
Peabody Energy Corp.	1,650	130,119
Phelps Dodge Corp.	1,150	156,020

		494,058

Oil & Gas 1.77%
The Williams Companies, Inc.	4,000	86,000

Real Estate 0.56%
Simon Property Group, Inc.	350	27,058

Road & Rail 5.62%
Burlington Northern Santa Fe Corp.	2,310	152,876
Norfolk Southern Corp.	2,700	119,448

		272,324

Software 2.38%
ANSYS, Inc.(a)	2,750	115,555

Specialty Retail 0.55%
Charming Shoppes, Inc.(a)	2,280	26,790

TOTAL COMMON STOCKS (Cost $4,565,509)		4,862,577

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments (Continued)

November 30, 2005

(Unaudited)

	Shares	Value
SHORT TERM INVESTMENT 0.29%
Investment Company
AIM Liquid Assets	13,773	$13,773

TOTAL SHORT TERM INVESTMENT (Cost $13,773)		13,773

Total Investments (Cost $4,579,282) 100.57%		4,876,350
Liabilities in Excess of Other Assets (0.57)%		(27,543)

Total Net Assets 100.00%		$4,848,807

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Assets and Liabilities

November 30, 2005 (Unaudited)
Assets
Investments in securities
At acquisition cost	$4,579,282

At value	$4,876,350

Income receivable	7,667
Receivable from Advisor	5,293
Other assets	12,851

Total Assets	4,902,161

Liabilities
Payable to affiliates	26,656
Accrued expenses and other liabilities	26,698

Total Liabilities	53,354

Net Assets	$4,848,807

Net Assets Consist Of:
Paid-in capital	$4,610,205
Accumulated net investment loss	(5,110)
Accumulated net realized loss	(53,356)
Net unrealized appreciation on investments	297,068

Net Assets	$4,848,807

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	459,242

Net asset value, redemption price and offering price per share	$10.56

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Operations

For the Period Ended November 30, 2005(1) (Unaudited)
Investment Income
Dividend income(2)	$10,508
Interest income	2,229

12,737
Expenses
Advisory fees	11,154
Administration fees	9,877
Transfer agent fees and expenses	9,401
Fund accounting fees	8,687
Audit fees	8,449
Legal fees	6,069
Federal and state registration fees	2,618
Custody fees	2,142
Reports to shareholders	1,904
Trustees’ fees and related expenses	1,345
Other expenses	714

Total Expenses	62,360
Less waivers by Advisor	(44,513)

Net Expenses	17,847

Net Investment Loss	(5,110)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from security transactions	(53,356)
Change in net unrealized appreciation/depreciation on investments	297,068

Net Realized and Unrealized Gain on Investments	243,712

Net Increase In Net Assets From Operations	$238,602

(1)	The Fund commenced operations on August 3, 2005.
(2)	Net of $149 in foreign withholding tax.

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Changes in Net Assets

Period Ended November 30, 2005(1) (Unaudited)
From Operations
Net investment loss	$(5,110)
Net realized loss from security transactions	(53,356)
Change in net unrealized appreciation/depreciation on investments	297,068

Net increase in net assets from operations	238,602

From Capital Share Transactions
Proceeds from shares sold	4,648,045
Payments for shares redeemed	(37,840)

Net increase in net assets from capital share transactions	4,610,205

Total increase in net assets	4,848,807

Net Assets:
Beginning of period	—

End of period	$4,848,807

Accumulated Net Investment Loss	$(5,110)

(1)	Fund commenced operations on August 3, 2005.

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Financial Highlights

For the Period Ended November 30, 2005(1) (Unaudited) Per Share Data for a Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)(2)
Net realized and unrealized gain on investments	0.57

Total from Investment Operations	0.56

Net Asset Value, End of Period	$10.56

Total Return(3)	5.60%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$4,849
Ratio of expenses to average net assets(4)(5)	2.00%
Ratio of net investment loss to average net assets(4)(5)	(0.57)%
Portfolio turnover rate(3)	13.39%

(1)	Fund commenced operations on August 3, 2005.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)	Not annualized for periods less than a full year.
(4)	Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 6.99%, and the ratio of net investment loss to average net assets would have been (5.56)%, for the period ended November 30, 2005.
(5)	Annualized.

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements

November 30, 2005

(Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cookson Peirce Core Equity Fund (the “Fund”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term growth of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on August 3, 2005. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Cookson, Peirce & Co., Inc. (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures. The Board will

Continued

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, Continued

November 30, 2005

(Unaudited)

regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation. No redemption fees were charged during the period for the Fund.

(f)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original

Continued

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, Continued

November 30, 2005

(Unaudited)

cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

There were no distributions paid to shareholders for the period ended November 30, 2005.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows*:

Cost of investments	$4,579,282

Gross unrealized appreciation	346,624
Gross unrealized depreciation	(49,556)

Net unrealized appreciation	$297,068

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. Tax adjustments will be calculated as part of the Fund’s first annual report, which will be dated May 31, 2006.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% of the Fund’s average daily net assets. For the period ended November 30, 2005, expenses of $44,513 were waived by the Advisor in the Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

Continued

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, Continued

November 30, 2005

(Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended November 30, 2005(1)
Shares Sold	462,960
Shares Redeemed	(3,718)

Net Increase	459,242

(1)	The Fund commenced operations on August 3, 2005.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2005, were $4,964,507 and $345,642, respectively. There were no purchases or sales of U.S. government securities for the Fund.

COOKSON PEIRCE CORE EQUITY FUND

Initial Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees of the Trust on May 18, 2005, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Agreement”) between the Cookson Peirce Core Equity Fund (the “Fund”) and the Advisor.

In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors noted below, including detailed comparative information relating to the proposed advisory fees and other expenses of the Fund. In addition, the Advisor provided information regarding its compliance policies and procedures, Code of Ethics, audited financial statements and audited supplementary information.

DISCUSSION OF FACTORS CONSIDERED

In connection with the consideration of the approval of the Agreement, the Trustees requested and received information that would enable them to consider the factors enumerated below.

1.	NATURE, EXTENT, AND QUALITY OF SERVICES TO BE PROVIDED.

The Trustees considered the nature, extent, and quality of services to be provided by the Advisor, including portfolio management, supervision of Fund operations and compliance and regulatory matters. The Trustees concluded that the services to be provided were extensive in nature.

2.	INVESTMENT PERFORMANCE OF RELEVANT ACCOUNTS.

The Trustees reviewed performance information relating to accounts that the Advisor manages on a separate account basis, in a manner consistent with the Fund’s proposed investment objectives. The Trustees noted that the performance results for the Advisor’s separate accounts exceeded the performance of the comparable benchmark index.

3.	COSTS OF SERVICES AND PROFITS TO BE REALIZED BY THE ADVISOR.

The Trustees considered the Fund’s proposed management fee and total expense ratio relative to industry averages for the Fund’s benchmark category, as provided by Lipper, Inc. The Trustees noted that the Advisor has agreed to cap the total expense ratio of the Fund at levels that were reasonable based on the range of total expenses for funds in the category. While the advisory fee was higher than industry averages, it was well within the range of advisory fees for funds in the benchmark category.

The Trustees considered the Advisor’s financial statements, noting that while the expense cap was in place it appeared that the Advisor had the financial stability to reimburse the Fund if necessary during the start up period.

COOKSON PEIRCE CORE EQUITY FUND

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees noted that the Advisor’s cap on the Fund’s total expenses is a benefit to the Fund’s investors. The Advisor indicated that it would be willing to consider a breakpoint fee schedule if the assets in the Fund grew to levels that would make such an arrangement practicable.

5.	OTHER RELEVANT CONSIDERATIONS.

The Trustees considered the size, education and experience of the Advisor’s staff, the Advisor’s fundamental research capabilities and its commitment to compliance and concluded in each of these areas that the Advisor was structured in such a way to support the level of services being provided to the Fund.

The Trustees also considered the character and amount of other incidental benefits that could be received by the Advisor from its association with the Fund. The Trustees concluded that potential “fall-out” benefits that the Advisor may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all these factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders would receive favorable performance at reasonable fees and, therefore, approval of the Agreement was in the best interests of the Fund.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Cookson Peirce Core Equity Fund has adopted proxy voting policies and procedures that delegate to Cookson, Peirce & Co., Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of the Cookson Peirce Core Equity Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-412-CORE (2673). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Beginning August 31, 2006, the Fund’s proxy voting record will be available without charge, upon request, by calling toll free, 1-866-412-CORE (2673), or by accessing SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

COOKSON PEIRCE CORE EQUITY FUND

Investment Advisor	Cookson, Peirce & Co., Inc.
555 Grant Street
Suite 380
Pittsburgh, Pennsylvania 15219

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Suite 1400
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ JOSEPH NEUBERGER
Joseph Neuberger, President and Treasurer

Date February 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ JOSEPH NEUBERGER
Joseph Neuberger, President and Treasurer

Date February 3, 2006